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January 3, 2023



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust V (the "Trust")
        File Nos. 333-129005 and 811-21823
        CIK No. 0001341256


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and Statement of Additional Information relating to Pioneer High Income Municipal Fund and Statement of Additional Information relating to Pioneer Global Sustainable Equity Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 50 to the Trust's registration statement on Form N-1A, filed electronically on December 22, 2022
(Accession No. 0001193125-22-310892).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Thomas Reyes
-------------------------
   Thomas Reyes
   Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820